Provisions for employee benefits - Costs charged to the profit and loss account (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Statement
Current cost	€ 76	€ 76
Past service cost and (gains) losses on settlements	21	7
- interest cost on liabilities	32	45
- interest income on plan assets	(15)	(20)
Interest cost (income), net	17	25
Remeasurements for long-term plans	4	1
Total	118	109
Payroll and related costs
Statement
Interest cost (income), net	1	1
Total	102	85
Financial income (expense)
Statement
Interest cost (income), net	16	24
Total	16	24
Other benefit plans
Statement
Current cost	50	55
Past service cost and (gains) losses on settlements	20	(2)
- interest cost on liabilities	1	1
Interest cost (income), net	1	1
Remeasurements for long-term plans	4	1
Total	75	55
Other benefit plans | Payroll and related costs
Statement
Interest cost (income), net	1	1
Total	75	55
Defined benefit plan
Statement
Current cost	26	21
Past service cost and (gains) losses on settlements	1	9
- interest cost on liabilities	31	44
- interest income on plan assets	(15)	(20)
Interest cost (income), net	16	24
Total	43	54
Defined benefit plan | Payroll and related costs
Statement
Total	27	30
Defined benefit plan | Financial income (expense)
Statement
Interest cost (income), net	16	24
Total	16	24
Italian defined benefit plans
Statement
- interest cost on liabilities	2	4
Interest cost (income), net	2	4
Total	2	4
Italian defined benefit plans | Financial income (expense)
Statement
Interest cost (income), net	2	4
Total	2	4
Foreign defined benefit plan
Statement
Current cost	23	19
Past service cost and (gains) losses on settlements	1	1
- interest cost on liabilities	27	37
- interest income on plan assets	(15)	(20)
Interest cost (income), net	12	17
Total	36	37
Foreign defined benefit plan | Payroll and related costs
Statement
Total	24	20
Foreign defined benefit plan | Financial income (expense)
Statement
Interest cost (income), net	12	17
Total	12	17
FISDE and other foreign medical plans
Statement
Current cost	3	2
Past service cost and (gains) losses on settlements		8
- interest cost on liabilities	2	3
Interest cost (income), net	2	3
Total	5	13
FISDE and other foreign medical plans | Payroll and related costs
Statement
Total	3	10
FISDE and other foreign medical plans | Financial income (expense)
Statement
Interest cost (income), net	2	3
Total	€ 2	€ 3